Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,243,233.64

Principal:
Principal Collections	$17,103,696.71
Prepayments in Full	$7,504,355.77
Liquidation Proceeds	$212,527.84
Recoveries	$43,648.41
Sub Total	$24,864,228.73
Collections	$26,107,462.37

Purchase Amounts:
Purchase Amounts Related to Principal	$49,005.33
Purchase Amounts Related to Interest	$94.45
Sub Total	$49,099.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,156,562.15

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,156,562.15
Servicing Fee	$541,008.47	$541,008.47	$0.00	$0.00	$25,615,553.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,615,553.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,615,553.68
Interest - Class A-3 Notes	$92,824.77	$92,824.77	$0.00	$0.00	$25,522,728.91
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$25,467,603.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,467,603.91
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$25,444,579.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,444,579.74
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$25,426,375.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,426,375.07
Regular Principal Payment	$22,560,238.79	$22,560,238.79	$0.00	$0.00	$2,866,136.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,866,136.28
Residual Released to Depositor	$0.00	$2,866,136.28	$0.00	$0.00	$0.00

Total		$26,156,562.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,560,238.79
Total					$22,560,238.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,560,238.79	$49.58	$92,824.77	$0.20	$22,653,063.56	$49.78
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$22,560,238.79	$17.14	$189,178.61	$0.14	$22,749,417.40	$17.28

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$371,299,084.10	0.8159343	$348,738,845.31	0.7663579
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$572,089,084.10	0.4347578	$549,528,845.31	0.4176132

Pool Information
Weighted Average APR	2.325%	2.319%
Weighted Average Remaining Term	41.82	40.96
Number of Receivables Outstanding	27,166	26,711
Pool Balance	$649,210,169.49	$624,235,059.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$604,855,183.07	$581,920,317.63
Pool Factor	0.4586440	0.4410000

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$42,314,741.63
Targeted Overcollateralization Amount	$74,706,213.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,706,213.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$105,524.58
(Recoveries)		34	$43,648.41
Net Loss for Current Collection Period			$61,876.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1144%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1381%
Second Prior Collection Period			0.3049%
Prior Collection Period			0.3510%
Current Collection Period			0.1166%
Four Month Average (Current and Prior Three Collection Periods)			0.2277%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1072	$2,350,741.43
(Cumulative Recoveries)			$314,884.01
Cumulative Net Loss for All Collection Periods			$2,035,857.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1438%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,192.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,899.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	242	$6,584,694.52
61-90 Days Delinquent	0.18%	36	$1,126,126.21
91-120 Days Delinquent	0.04%	8	$260,811.59
Over 120 Days Delinquent	0.01%	2	$54,258.68
Total Delinquent Receivables	1.29%	288	$8,025,891.00

Repossession Inventory:
Repossessed in the Current Collection Period		4	$53,055.49
Total Repossessed Inventory		7	$186,646.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1154%
Prior Collection Period			0.1252%
Current Collection Period			0.1722%
Three Month Average			0.1376%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2309%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$3,437,966.52
2 Months Extended	172	$5,238,156.17
3+ Months Extended	23	$675,809.34

Total Receivables Extended	309	$9,351,932.03

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer